Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Unrealized holding gains (losses) arising during the period, tax effect	$ 4,374	$ 13,202	$ 21,733
Reclassification adjustment for gains included in net income, tax effect	551	270	797
Change in fair value of derivative instruments designated as cash flow hedges during the period, tax effect	20	0	334
Reclassification adjustment for losses included in net income, tax effect	$ 0	$ 0	$ 136